Operating Lease (Details) - Schedule of Operating lease - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease [Abstract]
Operating right of use asset	$ 162	$ 236
Current operating lease liability	69
Non-Current operating lease liability	73	$ 147
Total operating lease liability	$ 142